8. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
Notes
8. CAPITAL AND RESERVES

8. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2025, the authorized share capital was comprised of an unlimited number of common shares.The common shares do not have a par value.All issued shares are fully paid.

(b)Share issuances:

i.On September 5, 2024, the Company completed a non-brokered private placement by issuing 10,000,000 units (“Unit”) at a price of $0.035 per Unit for gross proceeds of $350,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.10 per common share until September 5, 2027. The warrants were ascribed a value of $133,461. The Company incurred share issue costs in the amount of $38,887 in connection with the financing.

iiOn December 29, 2025, the Company completed a non-brokered private placement by issuing 11,400,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $570,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.075 per common share until December 29, 2028. The warrants were ascribed a value of $240,996. The Company incurred share issue costs in the amount of $26,977 in connection with the financing.

(c)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

Stock option transactions and the number of stock options for the year ended December 31, 2025 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2024	Granted	Exercised	cancelled	2025
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		1,575,000	-	-	-	1,575,000
Options exercisable		1,575,000	-	-	-	1,575,000
Weighted average exercise price		$0.08	$Nil	$Nil	$Nil	$0.08

As of December 31, 2025, the weighted average contractual remaining life is 1.20 years (December 31, 2024 – 2.20 years).

Stock option transactions and the number of stock options for the year ended December 31, 2024 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2023	Granted	Exercised	cancelled	2024
January 7, 2024	$0.20	45,750	-	-	(45,750)	-
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		1,620,750	-	-	(45,750)	1,575,000
Options exercisable		1,620,750	-	-	(45,750)	1,575,000
Weighted average exercise price		$0.08	$Nil	$Nil	$0.20	$0.08

8. CAPITAL AND RESERVES (Continued)

(c)Share Purchase Option Compensation Plan: (Continued)

Stock option transactions and the number of stock options for the year ended December 31, 2023 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2022	Granted	Exercised	cancelled	2023
March 14, 2023	$0.40	450,000	-	-	(450,000)	-
March 26, 2023	$0.40	10,000	-	-	(10,000)	-
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		2,080,750	-	-	(460,000)	1,620,750
Options exercisable		2,080,750	-	-	(460,000)	1,620,750
Weighted average exercise price		$0.15	$Nil	$Nil	$0.40	$0.08

(d)Finder’s Options:

The continuity of finder’s options for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
August 28, 2023	$0.075	412,500	-	-	(412,500)	-
Outstanding		412,500	-	-	(412,500)	-
Weighted average exercise price		$0.075	$Nil	$Nil	$0.075	$Nil

(e)Warrants:

The continuity of warrants for the year ended December 31, 2025 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2024	Issued	Exercised	Expired	2025
February 28, 2025	$0.125	16,666,667	-	-	(16,666,667)	-
September 5, 2027	$0.100	10,000,000	-	-	-	10,000,000
December 29, 2028	$0.075	-	11,400,000	-	-	11,400,000
Outstanding		26,666,667	11,400,000	-	(16,666,667)	21,400,000
Weighted average exercise price		$0.116	$0.075	$Nil	$0.125	$0.087

As of December 31, 2025, the weighted average contractual life is 2.38 years (December 31, 2024 – 1.11 years).

The continuity of warrants for the year ended December 31, 2024 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
September 5, 2027	$0.100	-	10,000,000	-	-	10,000,000
Outstanding		16,666,667	10,000,000	-	-	26,666,667
Weighted average exercise price		$0.125	$0.10	$Nil	$Nil	$0.116

The continuity of warrants for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
October 23, 2023	$0.20	4,219,641	-	-	(4,219,641)	-
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
Outstanding		20,886,308	-	-	(4,219,641)	16,666,667
Weighted average exercise price		$0.14	$Nil	$Nil	$0.20	$0.125

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2025, 2024 and 2023 were:

	2025	2024	2023
Risk-free interest rate	2.71%	2.86%	n/a
Expected life	3 years	3 years	n/a
Expected volatility	146.03%	137.47%	n/a
Expected dividend yield	nil	nil	n/a